Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans
Benefit Plans

Note 12 - Benefits Plans

Pension Plan

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan ("Pension Plan"), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the Pension Plan to the freeze date have been retained. The benefits are based on years of service and employee's compensation. The Pension Plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the Pension Plan generally are amortized over the estimated remaining service periods of employees.

The following tables set forth the Plan's funded status at December 31, 2011 and 2010 and components of net periodic pension cost for the year ended December 31, 2011 and 2010:

Change in Benefit Obligation:	December 31,
	2011	2010
	(In Thousands)

Benefit obligation, beginning of year	$8,723	$—
Benefit obligation, at date of merger	—	8,673
Interest Cost	469	245
Actuarial loss	1,807	369
Benefits paid	(503)	(253)
Settlements	(158)	(311)

Benefit obligation, ending	$10,338	$8,723

Change in Plan Assets:

Fair value of assets, beginning of year	$4,746	$—
Fair value of assets, at date of merger	—	4,598
Actual return on plan assets	76	561
Employer contributions	812	151
Benefits paid	(503)	(253)
Settlements	(158)	(311)

Fair value of assets, ending	$4,973	$4,746

Reconciliation of Funded Status:

Accumulated benefit obligation	$10,338	$8,723

Projected benefit obligation	$10,338	$8,723

Fair value of assets	(4,973)	(4,746)

Funded status, included in other liabilities	$(5,365)	$(3,977)

Valuation assumptions used to determine benefit obligation at period end:

Discount rate	4.40%	5.54%

Salary Increase Rate	N/A	N/A

Net Periodic Pension Expense:	December 31,
	2011	2010
	(In Thousands)

Interest cost	$(469)	$(245)
Expected return on assets	375	181

Net Periodic Pension Cost	$(94)	$(64)

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	5.54%	5.50%
Long term rate of return on plan assets	8.00%	8.00%

Salary Increase Rate	N/A	3.50%

At December 31, 2011 and December 31, 2010, unrecognized net gain (loss) of $(1,239,000) and $6,811, respectively, was included in accumulated other comprehensive (loss) income in accordance with ASC 715-20 and ASC 715-30. None of the unrecognized net loss is expected to be recognized in net periodic pension expense for the year ended December 31, 2011.

Plan Assets

Investment Policies and Strategies

The primary long-term objective for the Plan is to maintain assets at a level that will sufficiently cover future beneficiary obligations. The Plan will be structured to include a volatility reducing component (the fixed income commitment) and a growth component (the equity commitment).

To achieve the Plan Sponsor's long-term investment objectives, the Trustee will invest the assets of the Plan in a diversified combination of asset classes, investment strategies, and pooled vehicles. The asset allocation guidelines in the table below reflect the Bank's risk tolerance and long-term objectives for the Plan. These parameters will be reviewed on a regular basis and subject to change following discussions between the Bank and the Trustee.

Initially, the following asset allocation targets and ranges will guide the Trustee in structuring the overall allocation in the Plan's investment portfolio. The Bank or the Trustee may amend these allocations to reflect the most appropriate standards consistent with changing circumstances. Any such fundamental amendments in strategy will be discussed between the Bank and the Trustee prior to implementation.

Based on the above considerations, the following asset allocation ranges will be implemented:

	Asset Allocation Parameters by Asset Class
	Minimum	Target	Maximum

Equity
Large-Cap U.S.		26%
Mid/Small-Cap U.S.		12%
Non-U.S		12%
Total-Equity	40%	50%	60%

Fixed Income
Long Duration		47%
Money Market/Certificates of Deposit		3%
Total-Fixed Income	40%	50%	60%

The parameters for each asset class provide the Trustee with the latitude for managing the Plan within a minimum and maximum range. The Trustee will have full discretion to buy, sell, invest and reinvest in these asset segments based on these guidelines which includes allowing the underlying investments to fluctuate within the stated policy ranges. The Plan will maintain a cash equivalents component (not to exceed 3% under normal circumstances) within the fixed income allocation for liquidity purposes.

The Trustee will monitor the actual asset segment exposures of the Plan on a regular basis and, periodically, may adjust the asset allocation within the ranges set forth above as it deems appropriate. Periodic reallocations of assets will be based on the Trustee's perception of the changing risk/return opportunities of the respective asset classes.

Determination of Long-Term Rate–of Return

The long-term rate-of-return-on assets assumption was set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the plan's target allocation of asset classes. Equities and fixed income securities were assumed to earn real rates of return in the ranges of 5-9% and 2-6%, respectively. The long-term inflation rate was estimated to be 3%. When these overall return expectations are applied to the Plan's target allocation, the result is an expected rate of return of 7% to 11%.

The fair values of the Company's pension plan assets at December 31, 2011, by asset category (see Note 16 for the definitions of levels), are as follows:

Asset Category	Total	(Level 1)	(Level 2)	(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$266,863	$266,863	$—	$—
Large-Cap Core (b)	327,673	327,673	—	—
Mid-Cap Core (c)	—	—	—	—
Small-Cap Core (d)	158,806	158,806	—	—
International Cap (e)	277,059	277,059	—	—

Mutual Funds-Fixed Income
US Core (f)	519,981	519,981	—	—
Core Plus (g)	—	—	—	—

Common/Collective Trusts-Equity
Large-Cap Value (i)	286,944	—	286,944	—
Large-Cap Growth (j)	525,035	—	525,035	—
International Core (k)	272,948	—	272,948	—

Exchange Traded Funds
Fixed Income (h)	537,986	537,986	—	—

Stock
BCB Common Stock	494,410	494,410	—	—

Cash Equivalents
Money Market	14,637	14,637	—	—
BCB Bank CD	1,290,457	—	1,290,457	—

Total	$4,972,799	$2,597,415	$2,375,384	$—

(a)	This category consists of a mutual fund holding 100-160 stocks, designed to track and outperform the Russell 1000 Value Index.

(b)	This category contains stocks of the S&P 500 Index. The stocks are maintained in approximately the same weightings as the index.

(c)	This category contains stocks of the MSCI U.S. Mid Cap 450 Index. The stocks are maintained in approximately the same weightings as the index.

(d)	This category consists of 400 or more small and micro-cap companies, with as much as 25% invested in non-U.S. equities.

(e)	This category consists of investments with long-term growth potential located primarily in Europe and the Pacific Basin, with a smaller portion located in developing economies.

(f)	This category consists of mutual funds that invest in long-term treasury and investment grade corporate bond securities with a dollar-weighted average maturity of 15 to 30 years.

(g)

This category consists of a diversified portfolio of bonds and other fixed income securities, including mortgage-related and asset backed securities. Up to 15% may be invested in below investment grade domestic and foreign securities.

(h)	This category consists of an exchange traded fund (ETF) that seeks to approximate the total rate of return of the Barclays Capital U.S. 20+ Year Treasury Bond Index.

(i)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.

(j)	This category consists of a portfolio of between 45 and 65 stocks that will typically overweight technology and health care.

(k)	This category consists of a portfolio of over 200 stocks in non-U.S. domiciled companies, with up to 35% invested in emerging markets.

The Company expects to contribute, based upon actuarial estimates, approximately $586,000 to the pension plan in 2012.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2012	$586
2013	606
2014	612
2015	613
2016	618
2017-2021	3,059

Supplemental Executive Retirement Plan

The Company acquired through the merger with Pamrapo Bancorp, Inc. a supplemental executive retirement plan ("SERP") in which certain former employees of Pamrapo Bank are covered. A SERP is an unfunded non-qualified deferred retirement plan. Participants who retire at the age of 65 (the "Normal Retirement Age"), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

The following tables set forth the SERP's funded status and components of net periodic SERP cost:

Change in Benefit Obligation:	December 31,
	2011	2010
	(In Thousands)
Benefit obligation, beginning of year	$596	$—
Benefit obligation, at date of merger	—	680
Interest Cost	29	20
Actuarial loss	25	4
Benefits paid	(139)	(108)

Benefit obligation, ending	$511	$596

Change in Plan Assets

Fair value of assets, beginning of year	$—	$—
Employer contributions	139	108
Benefits paid	(139)	(108)

Fair value of assets, ending	$—	$—

Reconciliation of Funded Status:

Accumulated benefit obligation	$511	$596
Projected benefit obligation	$511	$596
Fair value of assets	—	—

Funded status, included in other liabilities	$511	$596

Valuation assumptions used to determine benefit obligation at period end:

Discount rate	4.400%	5.540%

Salary Increase Rate	N/A	N/A

Net Periodic SERP Expense:	December 31,
	2011	2010
	(In Thousands)

Interest Cost	$29	$20

Net Periodic SERP Cost	$29	$20

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	5.54%	5.50%

Rate of increase in compensation	N/A	N/A

At December 31, 2011 and December 31, 2010, unrecognized net loss of $17,000 and $3,000, respectively, was included in accumulated other comprehensive income in accordance with ASC 715-20 and ASC 715-30. None of the unrecognized net loss is expected to be recognized in net periodic SERP cost for the year ended December 31, 2011.

The Company expects to contribute, based upon actuarial estimates, approximately $74,000 to the SERP plan in 2012.

Benefit payments are expected to be paid for the years ended December 31 as follows

(In thousands):

2012	$74
2013	62
2014	62
2015	62
2016	62
2017-2021	248

Stock Options

The Company has three stock-related compensation plans, the 2002 Stock Option Plan, 2003 Stock Option Plan, and the 2011 Stock Option Plan (the "Plans"). All stock options granted have a ten year term. For the 2002 Stock Option Plan and the 2003 Stock Option Plan all shares granted have vested and all but 8,116 options authorized under the Plans have been granted as of December 31, 2011. For the 2011 Stock Option Plan, stock option awards vest at a rate of 10% per year, over ten years commencing on the first anniversary of the grant date. As of December 31, 2011, 60,000 options had been granted, with 840,000 shares authorized under the Plan remaining to be granted. During the year ended December 31, 2011, the Company recorded $12,000 as stock option compensation expense. During the years ended December 31, 2010 and 2009, the Company recorded no share-based compensation expense.

A summary of stock option activity, adjusted to retroactively reflect subsequent stock dividends, follows:

	Number of Option Shares	Range of Exercise Prices	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (000's)
Outstanding at December 31, 2009	279,500	$5.29-$15.65	$10.38	3.0 years	$148

Options forfeited	(4,210)	7.72	7.72
Options exercised	(13,677)	5.29	5.29		50
Options added through merger	28,000	18.41-29.25	24.22

Outstanding at December 31, 2010	289,613	$5.29-$29.25	$12.00

Options forfeited	(3,000)	29.25	29.25
Options exercised	(28,637)	8.26	8.26		70
Options granted	60,000	8.93	8.93

Outstanding at December 31, 2011	317,976	$5.29-$29.25	$11.61	3.46 years	231

Exercisable at December 31, 2011	262,976	$5.29-$29.25	$12.21	2.0 years	168

The key valuation assumptions and fair value of stock options granted during the year ended December 31, 2011 were:

Expected life	7.25 years
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$1.49

It is Company policy to issue new shares upon share option exercise. Expected future compensation expense relating to the 55,000 unexercised options outstanding as of December 31, 2011 is $78,000 over a weighted average period of 9.75 years.